Goodwill and Intangible Assets - Schedule of Future Amortization (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 29,122
2025	29,122
2026	28,997
2027	28,684
2028	14,784
Net book value	$ 130,709